TRADE RECEIVABLES, NET - NON CURRENT AND CURRENT (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade and other receivables [abstract]
Trade receivables, net – Non-current	$ 897	$ 4,766
Current accounts	920,937	1,096,072
Trade receivables with related parties	41,696	46,744
Allowance for doubtful accounts	(12,961)	(14,346)
Trade receivables, net - Current	$ 949,672	$ 1,128,470